Net Loss per Common Share	9 Months Ended
Sep. 30, 2024
Net Loss per Common Share [Abstract]
Net Loss per Common Share

Note 3. Net Loss per Common Share

The following table sets forth the computation of basic and diluted loss per share (in thousands, except per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Numerator:
Net loss	$(5,675)	$(6,841)	$(17,305)	$(20,395)
Less: Series A convertible preferred stock dividends	-	(215)	-	(646)
Net loss attributable to common stockholders – basic and diluted	$(5,675)	$(7,056)	$(17,305)	$(21,041)
Denominator:
Weighted average shares used in computing net loss per common share – basic and diluted	93,048	71,588	89,063	64,246
Net loss per common share – basic and diluted	$(0.06)	$(0.10)	$(0.19)	$(0.33)

Net loss per share is based on the weighted average number of the Company’s common shares and common share equivalents outstanding during the period.

In periods with a reported net loss, the effect of anti-dilutive stock options, unvested restricted common stock and warrants are excluded and diluted loss per share is equal to basic loss per share. Due to a net loss in the three and nine months ended September 30, 2024 and 2023, there were therefore no dilutive securities and hence basic and diluted loss per share were the same. The following is a summary of the weighted average common stock equivalents for the securities outstanding during the respective periods that have been excluded from the computation of diluted net loss per common share, as their effect would be anti-dilutive (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Warrants	2,212	5,973	2,538	6,092
Options	12,407	13,069	12,882	11,410
Unvested restricted common stock	2,997	1,783	2,997	771
Total potentially dilutive shares	17,616	20,825	18,417	18,273

As all potentially dilutive securities are anti-dilutive as of September 30, 2024 and 2023, diluted net loss per share is the same as basic net loss per share for each period.